Intangible Assets - Summary of Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	$ 247.7
Ending Balance	219.6	$ 247.7
Previously stated [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	247.7
Ending Balance		247.7
Increase (decrease) due to changes in accounting policy required by IFRS [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	(5.7)
Ending Balance		(5.7)
Balance After Adjustment [Member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	242.0
Ending Balance		242.0
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance		430.5
Additions	12.0	33.2
Additions arising on acquisitions	41.4	33.0
Discontinued operations (note 8)		(29.4)
Removal of fully amortized assets	(29.4)	(79.7)
Impact of foreign exchange	(13.5)	18.4
Ending Balance	406.3
Gross carrying amount [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	406.0
Ending Balance		406.0
Gross carrying amount [member] | Increase (decrease) due to changes in accounting policy required by IFRS [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	(10.2)
Ending Balance		(10.2)
Gross carrying amount [member] | Balance After Adjustment [Member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	395.8
Ending Balance		395.8
Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance		(168.1)
Amortization - continuing operations	(66.9)	(65.0)
Amortization - discontinued operations		(5.7)
Discontinued operations (note 8)		9.2
Removal of fully amortized assets	29.4	79.7
Impact of foreign exchange	4.6	(8.4)
Ending Balance	(186.7)
Accumulated depreciation and amortization [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	(158.3)
Ending Balance		(158.3)
Accumulated depreciation and amortization [member] | Increase (decrease) due to changes in accounting policy required by IFRS [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	4.5
Ending Balance		4.5
Accumulated depreciation and amortization [member] | Balance After Adjustment [Member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	(153.8)
Ending Balance		(153.8)
Client relationships [member]
Disclosure of detailed information about intangible assets [line Items]
Ending Balance	182.4
Client relationships [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	191.1
Ending Balance		191.1
Client relationships [member] | Balance After Adjustment [Member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	191.1
Ending Balance		191.1
Client relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance		289.5
Additions arising on acquisitions	29.5	25.1
Discontinued operations (note 8)		(19.7)
Removal of fully amortized assets		(3.9)
Impact of foreign exchange	(11.5)	16.3
Ending Balance	325.3
Client relationships [member] | Gross carrying amount [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	307.3
Ending Balance		307.3
Client relationships [member] | Gross carrying amount [member] | Balance After Adjustment [Member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	307.3
Ending Balance		307.3
Client relationships [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance		(90.4)
Amortization - continuing operations	(31.1)	(26.9)
Amortization - discontinued operations		(1.8)
Discontinued operations (note 8)		4.9
Removal of fully amortized assets		3.9
Impact of foreign exchange	4.4	(5.9)
Ending Balance	(142.9)
Client relationships [member] | Accumulated depreciation and amortization [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	(116.2)
Ending Balance		(116.2)
Client relationships [member] | Accumulated depreciation and amortization [member] | Balance After Adjustment [Member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	(116.2)
Ending Balance		(116.2)
Contract backlog [member]
Disclosure of detailed information about intangible assets [line Items]
Ending Balance	4.9
Contract backlog [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	4.9
Ending Balance		4.9
Contract backlog [member] | Balance After Adjustment [Member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	4.9
Ending Balance		4.9
Contract backlog [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance		47.9
Additions arising on acquisitions	10.3	5.7
Removal of fully amortized assets	(4.7)	(46.2)
Impact of foreign exchange	(0.4)	1.1
Ending Balance	13.7
Contract backlog [member] | Gross carrying amount [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	8.5
Ending Balance		8.5
Contract backlog [member] | Gross carrying amount [member] | Balance After Adjustment [Member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	8.5
Ending Balance		8.5
Contract backlog [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance		(37.6)
Amortization - continuing operations	(10.0)	(9.9)
Amortization - discontinued operations		(1.4)
Removal of fully amortized assets	4.7	46.2
Impact of foreign exchange	0.1	(0.9)
Ending Balance	(8.8)
Contract backlog [member] | Accumulated depreciation and amortization [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	(3.6)
Ending Balance		(3.6)
Contract backlog [member] | Accumulated depreciation and amortization [member] | Balance After Adjustment [Member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	(3.6)
Ending Balance		(3.6)
Software [member]
Disclosure of detailed information about intangible assets [line Items]
Ending Balance	30.5
Software [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	42.5
Ending Balance		42.5
Software [member] | Balance After Adjustment [Member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	42.5
Ending Balance		42.5
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance		65.6
Additions	12.0	33.2
Additions arising on acquisitions	1.3	0.2
Discontinued operations (note 8)		(5.3)
Removal of fully amortized assets	(23.7)	(18.8)
Impact of foreign exchange	0.2	0.3
Ending Balance	65.0
Software [member] | Gross carrying amount [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	75.2
Ending Balance		75.2
Software [member] | Gross carrying amount [member] | Balance After Adjustment [Member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	75.2
Ending Balance		75.2
Software [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance		(26.9)
Amortization - continuing operations	(25.0)	(25.7)
Amortization - discontinued operations		(0.7)
Discontinued operations (note 8)		1.9
Removal of fully amortized assets	23.7	18.8
Impact of foreign exchange	(0.5)	(0.1)
Ending Balance	(34.5)
Software [member] | Accumulated depreciation and amortization [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	(32.7)
Ending Balance		(32.7)
Software [member] | Accumulated depreciation and amortization [member] | Balance After Adjustment [Member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	(32.7)
Ending Balance		(32.7)
Other [member]
Disclosure of detailed information about intangible assets [line Items]
Ending Balance	1.8
Other [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	9.2
Ending Balance		9.2
Other [member] | Increase (decrease) due to changes in accounting policy required by IFRS [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	(5.7)
Ending Balance		(5.7)
Other [member] | Balance After Adjustment [Member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	3.5
Ending Balance		3.5
Other [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance		27.5
Additions arising on acquisitions	0.3	2.0
Discontinued operations (note 8)		(4.4)
Removal of fully amortized assets	(1.0)	(10.8)
Impact of foreign exchange	(1.8)	0.7
Ending Balance	2.3
Other [member] | Gross carrying amount [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	15.0
Ending Balance		15.0
Other [member] | Gross carrying amount [member] | Balance After Adjustment [Member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	4.8
Ending Balance		4.8
Other [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance		(13.2)
Amortization - continuing operations	(0.8)	(2.5)
Amortization - discontinued operations		(1.8)
Discontinued operations (note 8)		2.4
Removal of fully amortized assets	1.0	10.8
Impact of foreign exchange	0.6	(1.5)
Ending Balance	(0.5)
Other [member] | Accumulated depreciation and amortization [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	(5.8)
Ending Balance		(5.8)
Other [member] | Accumulated depreciation and amortization [member] | Balance After Adjustment [Member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	(1.3)
Ending Balance		(1.3)
Other [member] | Gross carrying amount [member] | Increase (decrease) due to changes in accounting policy required by IFRS [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	(10.2)
Ending Balance		(10.2)
Other [member] | Accumulated depreciation and amortization [member] | Increase (decrease) due to changes in accounting policy required by IFRS [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	$ 4.5
Ending Balance		$ 4.5